                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         S Squared Technology Corp.
Address:      515 Madison Avenue
              New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seymour L. Goldblatt
Title:        President
Phone:        212-421-2155

Signature, Place, and Date of Signing:

  /s/ Seymour L. Goldblatt           New York, New York        November 12, 2004
-----------------------------
    [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:  -0-

Form 13F Information Table Entry Total:  128

Form 13F Information Table Value Total:     $586,016
                                            --------
                                            (thousands)


List of Other  Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state NONE and omit the column headings and list entries]

                                    FORM 13F
Page 1 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


            Item 1:             Item 2:  Item 3:    Item 4:    Item 5:          Item 6:         Item 7:              Item 8:
        Name of Issuer           Title   CUSIP       Fair     Shares of   Investment Discretion Managers   Voting Authority (Shares)
                                  of     Number     Market    Principal                           See
                                 Class              Value       Amount    (a)    (b)      (c)   Instr. V (a) Sole  (b) Shared  (c)
                                                  (x $1,000)              Sole Shared-  Shared-                                None
                                                                                  As     Other
                                                                               Defined
                                                                                  in
                                                                               Instr. V

3COM CORP                           COM 885535104     8,703  2,062,400 SH  X                             2,062,400
@ROAD INC                           COM 04648k105       738    175,000 SH  X                               175,000
A D C TELECOMMUNICATN INC           COM 000886101     4,274  2,361,100 SH  X                             2,361,100
ACCENTURE LTD                       COM G1150G111     3,441    127,200 SH  X                               127,200
ACTUATE CORP                        COM 00508B102       784    222,200 SH  X                               222,200
ADAPTEC INC                         COM 00651F108       950    125,000 SH  X                               125,000
AEROFLEX INC                        COM 007768104     2,378    225,000 SH  X                               225,000
AETHER SYSTEMS INC                  COM 00808V105     4,921  1,482,300 SH  X                             1,482,300
AGERE SYSTEMS CLASS A               COM 00845v100     3,784  3,604,000 SH  X                             3,604,000
AMERICAN POWER CONVERSION INC       COM 029066107       866     49,800 SH  X                                49,800
AMERICAN RETIREMENT CORP            COM 028913101     2,570    335,900 SH  X                               335,900
ANAREN MICROWAVE                    COM 032744104     2,389    177,500 SH  X                               177,500
ANDREW CORP                         COM 034425108     2,485    203,000 SH  X                               203,000
ARTISOFT INC                        COM 04314L106       661    236,049 SH  X                               236,049
ASPECT MED SYS INC                  COM 045235108     2,894    160,000 SH  X                               160,000
ASPEN TECHNOLOGY INC                COM 045327103     5,163    738,600 SH  X                               738,600
BISYS GROUP                         COM 055472104     8,236    563,700 SH  X                               563,700
BMC SOFTWARE INC                    COM 055921100     9,073    573,900 SH  X                               573,900
BOOKHAM INC.                        COM 09856Q108       833    128,133 SH  X                               128,133
BROCADE COMMUNCTNS SYS              COM 111621108     3,827    677,300 SH  X                               677,300
CALIFORNIA MICRO DEVICES CORP       COM 130439102     4,346    562,200 SH  X                               562,200
CALLIDUS SOFTWARE                   COM 13123E500     2,157    527,500 SH  X                               527,500
CAMBRIDGE HEART INC                 COM 131910101       571    951,427 SH  X                               951,427
CAMBRIDGE HEART SERIES A            PFD                 794    113,120 SH  X                               113,120
CATAPULT COMMUNICATIONS CORP        COM 149016107       188     10,000 SH  X                                10,000
CELESTICA INC                       COM 15101Q108     2,015    158,700 SH  X                               158,700
CENTRA SOFTWARE                     COM 15234X103     1,497    902,000 SH  X                               902,000
CHARTER COMMUNICATIONS INC          COM 16117M107     3,458  1,300,000 SH  X                             1,300,000
CIRRUS LOGIC                        COM 172755100     5,345  1,120,500 SH  X                             1,120,500
CITRIX SYS INC                      COM 177376100    13,816    788,600 SH  X                               788,600
COGNOS INC                          COM 19244C109    10,120    284,900 SH  X                               284,900
COMPUTER TASK GROUP                 COM 205477102     2,575    828,000 SH  X                               828,000
COMPUWARE CORP                      COM 205638109     8,208  1,593,700 SH  X                             1,593,700
COMVERSE TECHNOLOGY INC             COM 205862402     1,363     72,400 SH  X                                72,400
COLUMN TOTAL                                        125,423

                                    FORM 13F
Page 2 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

            Item 1:             Item 2:  Item 3:    Item 4:    Item 5:          Item 6:         Item 7:              Item 8:
        Name of Issuer           Title   CUSIP       Fair     Shares of   Investment Discretion Managers   Voting Authority (Shares)
                                  of     Number     Market    Principal                           See
                                 Class              Value       Amount    (a)    (b)      (c)   Instr. V (a) Sole  (b) Shared  (c)
                                                  (x $1,000)              Sole Shared-  Shared-                                None
                                                                                  As     Other
                                                                               Defined
                                                                                  in
                                                                               Instr. V

CORIO INC                           COM 218875102     5,538  3,550,200 SH  X                             3,550,200
CORNING INC                         COM 219350105     1,469    132,600 SH  X                               132,600
DIAMONDCLUSTER INTL                 COM 25278P106    11,263    923,200 SH  X                               923,200
DOT HILL SYS                        COM 25848T109     3,905    486,900 SH  X                               486,900
DOUBLECLICK INC                     COM 258609304     5,223    883,700 SH  X                               883,700
EARTHLINK INC                       COM 270321102     1,260    122,300 SH  X                               122,300
ELECTRONICS BOUTIQUE HOLDINGS       COM 286045109       682     20,000 SH  X                                20,000
ELOYALTY CORP                       COM 290151307     3,664    611,700 SH  X                               611,700
ENREV                               COM                   1     86,226 SH  X                                86,226
ENTERASYS NETWORKS INC              COM 293637104     7,360  4,600,000 SH  X                             4,600,000
EPICOR SOFTWARE CORP                COM 29426L108    16,229  1,349,039 SH  X                             1,349,039
EPIX MEDICAL INC                    COM 26881q101     1,506     78,000 SH  X                                78,000
ERICSSON LM TELEPHONE CO.           ADR 294821608       784     25,100 SH  X                                25,100
EXTREME NETWORKS INC                COM 30226D106     4,795  1,077,500 SH  X                             1,077,500
FILENET CORP                        COM 316869106    13,275    760,300 SH  X                               760,300
FINISAR CORP                        COM 31787A101     3,998  3,075,400 SH  X                             3,075,400
GAMESTOP CORP                       COM 36466R101     2,008    108,500 SH  X                               108,500
GATEWAY INC                         COM 367626108     9,832  1,986,200 SH  X                             1,986,200
GEMSTAR-TV GUIDE INTL               COM 36866W106     1,245    220,400 SH  X                               220,400
HARRIS INTERRACTIVE                 COM 414549105     7,826  1,187,500 SH  X                             1,187,500
HEALTHSOUTH                         COM 421924101     7,204  1,412,500 SH  X                             1,412,500
HYPERION SOLUTIONS CORP             COM 44914M104    13,939    410,100 SH  X                               410,100
IDT CORP                            COM 448947309     8,244    548,500 SH  X                               548,500
IDT CORP CLASS C                    COM 448947101     1,458    100,000 SH  X                               100,000
IMMUNOMEDICS INC                    COM 452907108     1,269    488,100 SH  X                               488,100
INDEVUS PHARMACEUTICALS INC         COM 454072109     7,850  1,107,200 SH  X                             1,107,200
INDUS INTL INC                      COM 45578L100     5,547  3,510,500 SH  X                             3,510,500
INFOCROSSING                        COM 45664X109     1,283     81,100 SH  X                                81,100
INGRAM MICRO INC                    COM 457153104     2,888    179,400 SH  X                               179,400
INSIGHT ENTERPRISES                 COM 45765U103     4,953    294,100 SH  X                               294,100
INTEGRATED SILIC SOLTN              COM 45812P107     3,495    480,800 SH  X                               480,800
INTERACTIVE INTELLIGENCE INC        COM 45839M103     4,647     1,412,500  X                             1,412,500
INTERNET SECURITY SYSTEMS           COM 46060X107     4,972    292,500 SH  X                               292,500
INTEVAC INC                         COM 461148108     3,017    482,800 SH  X                               482,800
JDS UNIPHASE CORP                   COM 46612J101     3,791  1,125,000 SH  X                             1,125,000
KANA SOFTWARE INC                   COM 483600300     2,310  1,367,100 SH  X                             1,367,100
KOSAN BIOSCIENCES                   COM 50064W107     3,705    643,200 SH  X                               643,200
LIBERTY MEDIA INTL INC              COM 530719103     9,185    275,300 SH  X                               275,300
COLUMN TOTAL                                        191,620

                                    FORM 13F
Page 3 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

            Item 1:             Item 2:  Item 3:    Item 4:    Item 5:          Item 6:         Item 7:              Item 8:
        Name of Issuer           Title   CUSIP       Fair     Shares of   Investment Discretion Managers   Voting Authority (Shares)
                                  of     Number     Market    Principal                           See
                                 Class              Value       Amount    (a)    (b)      (c)   Instr. V (a) Sole  (b) Shared  (c)
                                                  (x $1,000)              Sole Shared-  Shared-                                None
                                                                                  As     Other
                                                                               Defined
                                                                                  in
                                                                               Instr. V

M SYSTEMS FLASH DISK PIONEERS       COM M7061C100     1,650    100,000 SH  X                               100,000
MANUGISTICS GROUP INC               COM 565011103     9,169  3,852,500 SH  X                             3,852,500
MARVELL TECH GROUP LTD              COM G5876H105     1,278     48,900 SH  X                                48,900
MATRIXONE INC                       COM 57685P304     2,196    433,900 SH  X                               433,900
MCDATA CORP                         COM 580031201     2,515    500,000 SH  X                               500,000
META GROUP INC                      COM 591002100     2,878    607,300 SH  X                               607,300
METASOLV INC                        COM 59139p104     2,550  1,000,000 SH  X                             1,000,000
MICROMUSE INC                       COM 595094103     3,772  1,025,000 SH  X                             1,025,000
MOBILITY ELECTRONICS                COM 60741U101       362     43,900 SH  X                                43,900
MSC SOFTWARE INC                    COM 553531104     5,883    731,700 SH  X                               731,700
NEIGHBORCARE INC                    COM 64015y104     2,859    112,800 SH  X                               112,800
NEOPHARM                            COM 640919106       685     80,000 SH  X                                80,000
NETIQ CORP                          COM 64115P102    17,142  1,602,100 SH  X                             1,602,100
NIKU CORP                           COM 654113703     2,228    146,600 SH  X                               146,600
NITROMED                            COM 654798503     3,350    140,500 SH  X                               140,500
OPENWAVE SYS INC                    COM 683718308     6,641    752,997 SH  X                               752,997
PALMONE INC                         COM 69713p107     2,076     68,200 SH  X                                68,200
PEOPLESOFT INC                      COM 712713106     4,091    206,100 SH  X                               206,100
PLUMTREE SOFTWARE INC               COM 72940Q104     2,388    702,400 SH  X                               702,400
POWERWAVE TECHNOLOGIES              COM 739363109     2,651    430,400 SH  X                               430,400
PRAECIS PHARMACEUTICALS             COM 739421105       356    161,800 SH  X                               161,800
QLT INC                             COM 746927102     7,885    473,600 SH  X                               473,600
REDBACK NETWORKS INC                COM 757209507     2,450    469,400 SH  X                               469,400
RIVERSTONE NETWORKS                 COM 769320102     6,795  8,089,150 SH  X                             8,089,150
S1 CORPORATION                      COM 78463B101    30,413  3,811,128 SH  X                             3,811,128
SEEBEYOND TECHNOLOGIES              COM 815704101    15,308  4,970,100 SH  X                             4,970,100
SELECTICA INC                       COM 816288104       950    250,000 SH  X                               250,000
SERENA SOFTWARE INC                 COM 817492101    11,442    683,900 SH  X                               683,900
SIEBEL SYS INC                      COM 826170102     5,482    727,100 SH  X                               727,100
SIRENZA MICRODEVICES INC            COM 82966t106       975    230,000 SH  X                               230,000
SKYWORKS SOLUTIONS                  COM 83088M102     3,486    367,700 SH  X                               367,700
SOLECTRON CORP                      COM 834182107    10,913  2,204,671 SH  X                             2,204,671
SPECTRUM PHARMACEUTICALS INC        COM 84763A108     2,585    414,200 SH  X                               414,200
SUN HEALTHCARE GROUP                COM 866933401     5,767    720,000 SH  X                               720,000
SYCAMORE NETWORKS INC               COM 871206108     8,716  2,305,800 SH  X                             2,305,800
TECHNOMATRIX TECHNOLOGIES           COM M8743P105     1,742    151,500 SH  X                               151,500
TERCICA INC                         COM 88078L105       657     73,000 SH  X                                73,000
COLUMN TOTAL                                        192,286

                                    FORM 13F
Page 4 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

            Item 1:             Item 2:  Item 3:    Item 4:    Item 5:          Item 6:         Item 7:              Item 8:
        Name of Issuer           Title   CUSIP       Fair     Shares of   Investment Discretion Managers   Voting Authority (Shares)
                                  of     Number     Market    Principal                           See
                                 Class              Value       Amount    (a)    (b)      (c)   Instr. V (a) Sole  (b) Shared  (c)
                                                  (x $1,000)              Sole Shared-  Shared-                                None
                                                                                  As     Other
                                                                               Defined
                                                                                  in
                                                                               Instr. V

TRANSWITCH CORP                     COM 894065101     3,577  2,838,800 SH  X                             2,838,800
TRIDENT MICROSYSTEMS                COM 895919108     1,362    135,300 SH  X                               135,300
TRIPATH IMAGING                     COM 896942109     2,986    365,000 SH  X                               365,000
TURNSTONE SYSTEMS                   COM 900423104         3    210,800 SH  X                               210,800
UNITED GLOBAL INC                   COM 913247508     4,273    572,000 SH  X                               572,000
VERISITY INC                        COM m97385112     2,476    356,200 SH  X                               356,200
VERITAS SOFTWARE CO                 COM 923436109       924     51,900 SH  X                                51,900
VERITY INC                          COM 92343C106     5,957    462,500 SH  X                               462,500
VIGNETTE CORP                       COM 926734104     9,810  7,375,600 SH  X                             7,375,600
VITRIA TECHNOLOGY                   COM 92849Q104     4,127  1,327,025 SH  X                             1,327,025
WEBSENSE INC                        COM 947684106    24,281    582,700 SH  X                               582,700
WESTERN DIGITAL CORP                COM 958102105     3,785    430,600 SH  X                               430,600
XO COMMUNICATIONS INC               COM 983764838       711    225,000 SH  X                               225,000
ZORAN                               COM 98975f101     1,572    100,000 SH  X                               100,000
ZHONE TECHNOLOGIES INC              COM 98950P108     9,492  3,091,850 SH  X                             3,091,850
J2 GLOBAL COMMUNICATIONS            COM 46626e205     1,118     35,400 SH  X                                35,400
ELOYALTY CORP SERIES B CONV         PFD 290151307       135     22,475 SH  X                                22,475

COLUMN TOTAL                                         76,589

                                    FORM 13F
Page 5 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

            Item 1:             Item 2:  Item 3:    Item 4:    Item 5:          Item 6:         Item 7:              Item 8:
        Name of Issuer           Title   CUSIP       Fair     Shares of   Investment Discretion Managers   Voting Authority (Shares)
                                  of     Number     Market    Principal                           See
                                 Class              Value       Amount    (a)    (b)      (c)   Instr. V (a) Sole  (b) Shared  (c)
                                                  (x $1,000)              Sole Shared-  Shared-                                None
                                                                                  As     Other
                                                                               Defined
                                                                                  in
                                                                               Instr. V

COMTECH TELECOMM                    COM 205826209        75      2,758 SH  X                                 2,758
JAMDAT MOBILE INC                   COM 47023T100        23      1,000 SH  X                                 1,000

COLUMN TOTAL                                             98

GRAND TOTAL                                         586,016